Goodwill and Intangible Assets - Text Blocks	12 Months Ended
Dec. 26, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Changes in the carrying amount of goodwill for the year ended December 26, 2020 and December 28, 2019 were as follows:

(In thousands)	12/26/2020	12/28/2019
Balance at beginning of year	$124,521	$—
Buddy's Acquisition	—	75,038
Buddy's Partners Acquisition	—	7,217
A-Team Leasing Acquisition	—	6,287
Sears Outlet Acquisition	—	31,028
Vitamin Shoppe Acquisition	—	4,951
American Freight Acquisition	334,543	—
Disposals and foreign currency changes, net	(11,411)	—
Purchase price reallocation	605	—
Balance at end of year	$448,258	$124,521
The Company performed its annual impairment review of goodwill and no impairment was recorded for the year ended December 26, 2020, the Transition Period, and the years ended April 30, 2019 and April 30, 2018, respectively.

The impairment is determined using the fair value of the underlying franchise, and where appropriate a discounted cash flow model, and is included in selling, general, and administrative expenses, in the consolidated statements of operations.

Components of intangible assets as of December 26, 2020 and December 28, 2019, were as follows:

	12/26/2020
(In thousands)	Weighted-average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Tradenames (1)		$93,300	$—	$93,300
Customer contracts	6 years	8,781	(2,159)	6,622
Franchise agreements and non-compete agreements	10 years	10,500	(1,546)	8,954
Reacquired rights	4 years	1,478	(462)	1,016
Total intangible assets		$114,059	$(4,167)	$109,892
(1) $70.2 million, $11.1 million and $12.0 million of tradenames were acquired in the American Freight Acquisition, Buddy's Acquisition, and Vitamin Shoppe Acquisition, respectively. These tradenames have an indefinite life and they are tested for impairment on an annual basis.

	12/28/2019
(In thousands)	Weighted-average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Tradenames (1)		$23,100	$—	$23,100
Customer contracts	6 years	12,700	(862)	11,838
Franchise agreements and non-compete agreements	10 years	10,500	(477)	10,023
Reacquired rights	5 years	9,000	(427)	8,573
Total intangible assets		$55,300	$(1,766)	$53,534
(1) $11.1 million and $12.0 million of tradenames were acquired in the Buddy's and Vitamin Shoppe Acquisitions, respectively. These tradenames have an indefinite life and they are tested for impairment on an annual basis.
For the year ended December 26, 2020, and the Transition Period, the Company recorded intangible assets of $70.2 million and $55.3 million, respectively.
The Company reviews amortizable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. During the year ended December 26, 2020, the Transition Period, and years ended April 30, 2019 and April 30, 2018, an impairment analysis was performed for amortizable intangible assets. The Company did not record impairment expense related to the amortizable intangible assets during the years ended December 26, 2020, April 30, 2019, April 30, 2018 and the Transition Period.
For the year ended December 26, 2020, the Transition Period, and years ended April 30, 2019 and April 30, 2018, amortization expense was $4.6 million, $1.8 million, $0.0 million, and $0.0 million, respectively. Annual amortization expense for the next five years is estimated to be as follows:

(In thousands)	As of 12/26/2020:
2021	$2,919
2022	2,919
2023	2,827
2024	2,495
2025	1,727
Thereafter	3,705
Total estimated amortization expense	$16,592